Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Financial Liabilities Designated At Fair Value Through Profit Or Loss
18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Borrowings	¥343,669	¥311,137
Debt securities in issue	317,755	286,709

Total financial liabilities designated at fair value through profit or loss	¥661,424	¥597,846

The Group applies the fair value option to certain financial liabilities which
were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss under the fair value option. The carrying amounts of those financial liabilities at March 31, 2026 and 2025 were ¥73,067 million less and ¥45,764 million less than the contractual amounts required to be paid at maturity, respectively. The cumulative profits arising from changes in own credit risk of those financial liabilities were increased by ¥635 million from ¥11,206 million at March 31, 2025 to ¥11,841 million at March 31, 2026.